Goodwill and other intangible assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Detail)	Dec. 31, 2017	Dec. 31, 2016
Americas Managed [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	2.00%
Discount rate	10.40%	9.80%
Americas franchised [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	2.00%
Discount rate	9.40%	8.80%
Europe managed [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	2.00%
Discount rate	10.80%	9.30%
Europe franchised [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	2.00%
Discount rate	9.80%	8.40%
Amea managed and franchised [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	3.50%	3.50%
Discount rate	14.10%	13.00%